Long-term Debt - Estimated Fair Value of Eurobonds (Detail) - Eurobonds [Member] - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Principal amount		€ 3,000.0	€ 3,238.2
Carrying amount		2,988.3	3,277.6
Fair value	[1]	€ 3,193.2	€ 3,386.2

[1]	Source: Bloomberg Finance LP.